UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31,

Date of reporting period: January 31, 2005

ITEM 1.    REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

DIVIDEND AND INCOME FUND

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   JANUARY 31, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

GERALD J. CULMONE	HARRY D. COHEN	SCOTT K. GLASSER	PETER J. WILBY, CFA
PORTFOLIO MANAGER	PORTFOLIO MANAGER	PORTFOLIO MANAGER	PORTFOLIO MANAGER

Classic Series

Semi-Annual Report

January 31, 2005

SMITH BARNEY

DIVIDEND AND

INCOME FUND

GERALD J. CULMONE

Gerald J. Culmone has 16 years of securities business experience.

HARRY D. COHEN

Harry D. Cohen has 36 years of securities business experience.

SCOTT K. GLASSER

Scott K. Glasser has 14 years of securities business experience.

PETER J. WILBY, CFA

Peter J. Wilby, CFA, has 22 years of securities business experience.

FUND OBJECTIVE

The fund seeks current income and long-term capital appreciation by investing in equity and debt securities. The fund will normally maintain a target asset allocation of approximately 60% of its total assets in equity securities and 40% of its total assets in fixed-income securities. Up to 25% of the fund’s assets may be invested in below-investment grade fixed income securities.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the six-month period ended January 31, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)i growth was a robust 4.0% in the third quarter. The advance estimate for fourth quarter GDP was 3.1%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004 — the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, and December 2004, bringing the target for the federal funds rate to 2.25%. On February 2, 2005, after the fund’s reporting period ended, the Fed raised rates an additional 0.25% to 2.50%.

Regardless of the economic expansion and higher interest rates, the overall bond market surprised many people by generating relatively strong returns during the six-month period.

The Lehman Brothers Aggregate Bond Indexiv returned 3.81%.

The U.S. stock market also performed well, with the S&P 500 Indexv returning 8.15%. During the first half of the period, stocks traded in a fairly narrow range, as the issues listed above caused many investors to remain on the sidelines. However, in late October 2004, equities in both the U.S. and abroad began to rally sharply. With the uncertainty of the presidential election behind them, coupled with falling oil prices, investors were drawn to the equity markets. The market’s ascent continued in November and December, before weakening and giving back some of its gains in January 2005.

PERFORMANCE SNAPSHOT

AS OF JANUARY 31, 2005

(excluding sales charges)

(unaudited)

6 Months

Dividend and Income Fund — Class A shares	6.09%

S&P 500 Index	8.15%

Lehman Brothers Aggregate Bond Index	3.81%

Lipper Balanced Funds Category Average	6.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 5.85%, Class C shares returned 5.74% and Class O shares returned 5.88% over the six months ended January 31, 2005.

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Performance Review

For the six-months ended January 31, 2005, Class A shares of the Smith Barney Dividend and Income Fund, excluding sales charges, returned 6.09%. In comparison, the fund’s unmanaged benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index returned 8.15% and 3.81%, respectively, for the same period. The Lipper Balanced Funds Category Averagevi was 6.88%.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 24, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, stock and bond prices are subject to fluctuation. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. Lower-rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
vi	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 626 funds in the fund’s Lipper category, and excluding sales charges.

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Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2004 and held for the six months ended January 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	6.09%	$1,000.00	$1,060.90	0.82%	$4.26

Class B	5.85	1,000.00	1,058.50	1.33	6.90

Class C	5.74	1,000.00	1,057.40	1.55	8.04

Class O	5.88	1,000.00	1,058.80	1.27	6.59

(1)	For the six months ended January 31, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B, C and O shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.07	0.82%	$4.18

Class B	5.00	1,000.00	1,018.50	1.33	6.77

Class C	5.00	1,000.00	1,017.39	1.55	7.88

Class O	5.00	1,000.00	1,018.80	1.27	6.46

(1)	For the six months ended January 31, 2005.
(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5        Smith Barney Dividend and Income Fund       |      2005 Semi-Annual Report

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK — 59.2%
CONSUMER DISCRETIONARY — 3.8%
Media — 3.8%
113,000	Gannett Co., Inc.	$9,044,520
20,691	Telewest Global, Inc. (a)	348,643
75,000	Tribune Co.	2,998,500
424,000	The Walt Disney Co.	12,139,120

	TOTAL CONSUMER DISCRETIONARY	24,530,783

CONSUMER STAPLES — 10.5%
Beverages — 2.5%
75,000	The Coca-Cola Co.	3,111,750
237,377	PepsiCo, Inc.	12,747,145

		15,858,895

Food Products — 4.1%
1,948	Aurora Foods Inc. (a)(b)	0
75,000	Campbell Soup Co.	2,199,000
100,000	General Mills, Inc.	5,299,000
145,000	H.J. Heinz Co.	5,482,450
50,000	Hershey Foods Corp.	2,924,500
90,000	Kraft Foods Inc., Class A Shares	3,058,200
110,000	Wm. Wrigley Jr. Co.	7,742,900

		26,706,050

Household Products — 2.5%
100,000	Kimberly-Clark Corp.	6,551,000
175,000	The Procter & Gamble Co.	9,315,250

		15,866,250

Personal Products — 1.4%
175,000	The Gillette Co.	8,876,000

	TOTAL CONSUMER STAPLES	67,307,195

ENERGY — 5.3%
Energy Equipment & Services — 1.0%
100,000	Schlumberger Ltd.	6,804,000

Oil & Gas — 4.3%
150,000	BP PLC, Sponsored ADR	8,943,000
84,000	Canadian Natural Resources Ltd.	3,690,960
285,918	Exxon Mobil Corp.	14,753,369

		27,387,329

	TOTAL ENERGY	34,191,329

FINANCIALS — 8.1%
Banks — 4.1%
100,000	The Bank of New York Co., Inc.	2,971,000
75,000	Brookline Bancorp, Inc.	1,199,250
50,000	Fifth Third Bancorp	2,323,500
50,000	M&T Bank Corp.	5,118,000
75,000	U.S. Bancorp	2,253,750

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Banks — 4.1% (continued)
75,000	Washington Mutual, Inc.	$3,026,250
159,005	Wells Fargo & Co.	9,747,006

		26,638,756

Diversified Financials — 1.2%
198,000	JPMorgan Chase & Co.	7,391,340

Insurance — 2.8%
60,000	American International Group, Inc.	3,977,400
210,000	Old Republic International Corp.	4,872,000
250,000	The St. Paul Travelers Cos., Inc.	9,385,000

		18,234,400

	TOTAL FINANCIALS	52,264,496

HEALTHCARE — 6.2%
Healthcare Equipment & Supplies — 1.2%
110,000	C.R. Bard, Inc.	7,458,000

Pharmaceuticals — 5.0%
65,000	Eli Lilly & Co.	3,525,600
226,690	Johnson & Johnson	14,666,843
135,000	Merck & Co., Inc.	3,786,750
250,000	Pfizer Inc.	6,040,000
99,574	Wyeth	3,946,118

		31,965,311

	TOTAL HEALTHCARE	39,423,311

INDUSTRIALS — 12.7%
Aerospace & Defense — 1.5%
75,000	Lockheed Martin Corp.	4,335,750
766	Northrop Grumman Corp.	39,740
145,000	Raytheon Co.	5,423,000

		9,798,490

Building Products — 1.1%
185,000	Masco Corp.	6,808,000

Commercial Services & Supplies — 2.0%
100,000	Automatic Data Processing, Inc.	4,348,000
70,000	Avery Dennison Corp.	4,206,300
150,000	Waste Management, Inc.	4,350,000

		12,904,300

Electrical Equipment — 0.3%
100,000	American Power Conversion Corp.	2,127,000

Industrial Conglomerates — 6.0%
166,000	3M Co.	14,003,760
381,980	General Electric Co.	13,800,937
110,000	Honeywell International Inc.	3,957,800
66,578	United Technologies Corp.	6,703,073

		38,465,570

Machinery — 0.2%
15,000	Deere & Co.	1,041,450

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Road & Rail — 1.6%
140,000	Burlington Northern Santa Fe Corp.	$6,745,200
100,000	Canadian Pacific Railway Ltd.	3,368,000

		10,113,200

	TOTAL INDUSTRIALS	81,258,010

INFORMATION TECHNOLOGY — 1.5%
Communications Equipment — 0.5%
203,190	Motorola, Inc.	3,198,211

Computers & Peripherals — 0.3%
100,000	Hewlett-Packard Co.	1,959,000

Electronic Equipment & Instruments — 0.1%
22,435	Freescale Semiconductor, Inc., Class B Shares (a)	391,940

Software — 0.6%
4,399	Computer Associates International, Inc.	119,609
145,000	Microsoft Corp.	3,810,600

		3,930,209

	TOTAL INFORMATION TECHNOLOGY	9,479,360

MATERIALS — 7.3%
Chemicals — 4.2%
150,000	The Dow Chemical Co.	7,455,000
212,000	E.I. du Pont de Nemours and Co.	10,082,720
140,000	PPG Industries, Inc.	9,629,200

		27,166,920

Metals & Mining — 1.6%
140,005	Alcoa Inc.	4,131,548
50,000	Rio Tinto PLC, Sponsored ADR	6,280,000

		10,411,548

Paper & Forest Products — 1.5%
100,000	International Paper Co.	3,915,000
3,030	Neenah Paper, Inc. (a)	96,627
90,000	Weyerhaeuser Co.	5,616,000

		9,627,627

	TOTAL MATERIALS	47,206,095

TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 1.1%
1,044	McLeodUSA, Inc., Class A Shares (a)	553
65,000	SBC Communications Inc.	1,544,400
105,000	Verizon Communications Inc.	3,736,950
63,100	Vodafone Group PLC, Sponsored ADR	1,639,338

		6,921,241

Wireless Telecommunication Services — 0.0%
10,855	Crown Castle International Corp. (a)	178,022

	TOTAL TELECOMMUNICATION SERVICES	7,099,263

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES		SECURITY	VALUE
UTILITIES — 2.7%
Electric Utilities — 1.4%
70,000		Ameren Corp.	$3,508,400
140,000		Cinergy Corp.	5,640,600

			9,149,000

Gas Utilities — 1.3%
115,000		KeySpan Corp.	4,539,050
150,000		Nisource Inc.	3,435,000

			7,974,050

		TOTAL UTILITIES	17,123,050

		TOTAL COMMON STOCK (Cost — $316,983,918)	379,882,892

CONVERTIBLE PREFERRED STOCK — 0.1%
TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services — 0.1%
243		Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	233,584
6,100		Crown Castle International Corp., 6.250% due 8/15/12	301,950

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $259,300)	535,534

FACE AMOUNT	RATING(c)
CORPORATE BONDS & NOTES — 18.6%
CONSUMER DISCRETIONARY — 3.7%
Auto Components — 0.3%
$ 135,000	B+	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	141,075
1,500,000	A	Johnson Controls Inc., Sr. Notes, 5.000% due 11/15/06 (d)	1,533,796
200,000	B-	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	214,500
200,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	226,000

			2,115,371

Automobiles — 0.2%
1,000,000	Baa1*	Ford Motor Co., Notes, 7.450% due 7/16/31	1,000,517

Hotels, Restaurants & Leisure — 0.8%
185,000	B	Ameristar Casinos Inc., Guaranteed Notes, 10.750% due 2/15/09	208,125
200,000	CCC+	AMF Bowling Worldwide., Sr. Sub. Notes, 10.000% due 3/1/10 (e)	209,000
250,000	B+	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (e)	257,500
225,000	B-	Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09 (e)	239,625
225,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 8.125% due 6/1/12 (e)	239,625
200,000	B	Inn of The Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	234,000
250,000	B	Isle Of Capri Casinos Inc., Sr. Sub. Notes, 7.000% due 3/1/14	254,375
250,000	B	Kerzner International Ltd., Guaranteed Notes, 8.875% due 8/15/11	273,750
125,000	B-	Leslie's Poolmart, 7.750% due 2/1/13 (e)	127,812
		Mandalay Resort Group:
140,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	153,300
390,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	442,650

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Hotels, Restaurants & Leisure — 0.8% (continued)
		Meristar Hospitality Corp.:
$ 200,000	CCC+	9.000% due 1/15/08	$212,000
50,000	CCC+	9.125% due 1/15/11	54,250
		MGM MIRAGE Inc., Guaranteed Notes:
100,000	BB-	9.750% due 6/1/07	111,500
360,000	BB-	8.375% due 2/1/11	405,000
490,000	Ba2*	Park Place Entertainment Corp., Sr. Sub. Notes, 8.125% due 5/15/11	563,500
250,000	B-	Pinnacle Entertainment Inc., 8.250% due 3/15/12	267,500
275,000	CCC	Sbarro, Inc., Sr. Notes, 11.000% due 9/15/09	277,750
		Six Flags, Inc., Sr. Notes:
100,000	CCC	9.750% due 4/15/13	95,750
50,000	CCC	9.625% due 6/1/14	47,375
75,000	CCC	9.625% due 6/1/14 (e)	71,062
200,000	B+	Station Casinos Inc., 6.875% due 3/1/16	208,500
125,000	B	Venetian Casino Resort LLC., 11.000% due 6/15/10	141,875

			5,095,824

Household Durables — 0.0%
125,000	B-	Sealy Mattress Co., Sr. Sub. Discount Notes, Series B, 8.250% due 6/15/14 (e)	128,125

Media — 1.3%
50,000	B-	Advertising Directory Solution, Sr. Notes, 9.250% due 11/15/12 (e)	53,000
58,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	60,175
850,000	BBB	AT&T Broadband Corp., Notes, 8.375% due 3/15/13	1,051,640
418,845	B-	Canwest Media Inc., 8.000% due 9/15/12	450,258
		Charter Communications Holdings Inc., Sr. Discount Notes:
355,000	CCC-	Step bond to yield 11.750% due 1/15/10	315,950
530,000	CCC-	Step bond to yield 13.489% due 1/15/11	418,700
805,000	CCC-	Step bond to yield 18.006% due 5/15/11	563,500
275,000	B-	Cinemark Inc., Sr. Discount Notes, step bond to yield 9.743% due 3/15/14 (e)	209,000
		CSC Holdings Inc.:
130,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	142,350
495,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	558,112
377,000	BB-	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	411,872
645,000	B-	Insight Communications Co., Sr. Discount Notes, step bond to yield 11.799% due 2/15/11	635,325
25,000	B-	LCE Acquisition Corp., 9.000% due 8/1/14 (e)	26,312
250,000	B+	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	250,625
225,000	B-	Nexstar Finance, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	221,625
300,000	CCC+	Paxson Communications Corp., Sr. Sub. Notes, Step bond to yield 11.325% due 1/15/09	291,000
935,000	BB-	Rogers Cablesystems Ltd., Sr. Sub. Notes, 11.000% due 12/1/15	1,037,850
335,000	CCC+	Spanish Broadcasting System, Inc., Sr. Sub. Notes, 9.625% due 11/1/09	352,588
1,225,000	BBB+	Time Warner Inc., Guaranteed Notes, 6.625% due 5/15/29	1,351,542

			8,401,424

Multiline Retail — 0.2%
1,500,000	A	Costco Wholesale Corp., Sr. Notes, 7.125% due 6/15/05	1,521,587
112,000	BB+	J.C. Penney Co., Inc., Notes, 9.000% due 8/1/12	137,480

			1,659,067

See Notes to Financial Statements.

10        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Specialty Retail — 0.5%
$ 120,000	B+	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	$121,200
175,000	B-	General Nutrition Center, Sr. Sub. Notes, 8.500% due 12/1/10	158,375
1,275,000	AA	The Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	1,302,798
1,020,000	A	Lowe’s Cos., Inc., Sr. Notes, 7.500% due 12/15/05	1,057,638
150,000	B+	Rainbow National Services LLC, 10.375% due 9/1/14	176,625
307,000	BB	Saks Inc., Notes, 9.875% due 10/1/11	364,562

			3,181,198

Textiles, Apparel & Luxury Goods — 0.4%
1,345,000	A	Cintas Corp. No. 2, Sr. Notes, 6.000% due 6/1/12	1,477,162
100,000	B	Collins & Aikman Floor Cover, 9.750% due 2/15/10	106,500
255,000	CCC	Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08	268,388
225,000	B	Oxford Industries Inc., Sr. Notes, 8.875% due 6/1/11	240,750
198,000	B	The William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	222,255

			2,315,055

		TOTAL CONSUMER DISCRETIONARY	23,896,581

CONSUMER STAPLES — 1.4%
Beverages — 0.2%
1,100,000	A	Brown-Forman Corp., Notes, 3.000% due 3/15/08	1,072,575
175,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	188,781

			1,261,356

Food & Drug Retailing — 1.0%
150,000	BB	Ahold Lease USA Inc., 8.620% due 1/2/25	164,344
225,000	Ba2*	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	231,750
		Doane Pet Care Co., Sr. Sub. Notes:
30,000	CCC	9.750% due 5/15/07	29,250
200,000	CCC	10.750% due 3/1/10	213,500
125,000	B	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (e)	125,312
1,000,000	A	McDonald's Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	1,054,909
1,250,000	A-	Nabisco Inc., Notes, 6.375% due 2/1/05	1,254,166
200,000	B+	Pilgrim’s Pride Corp., Sr. Sub. Notes, 9.250% due 11/15/13	226,000
275,000	B	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (e)	253,000
190,000	B-	Rite Aid Corp., Sr. Notes, 7.625% due 4/15/05	191,662
985,000	BBB	Safeway Inc., Sr. Notes, 6.500% due 3/1/11	1,077,587
1,500,000	AA-	Sysco Corp., Notes, 4.750% due 7/30/05 (d)	1,512,351

			6,333,831

Food Products — 0.0%
200,000	B	Del Monte Corp., 9.250% due 5/15/11	223,000

Household Products — 0.0%
50,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	53,375
400,000	B-	Simmons Co., step bond to yield 10.002% due 12/15/14 (e)	248,000

			301,375

See Notes to Financial Statements.

11        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Personal Products — 0.2%
$ 975,000	AA-	Colgate-Palmolive Co., Medium-Term Notes, Series D, 5.340% due 3/27/06	$997,477
175,000	CCC+	Del Laboratories, Inc., 8.000% due 2/1/12 (e)	174,125

			1,171,602

		TOTAL CONSUMER STAPLES	9,291,164

ENERGY — 0.9%
Energy Equipment & Services — 0.2%
725,000	CCC+	Dynegy Holdings Inc., 8.750% due 2/15/12	732,250
105,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	112,875
180,000	BB-	SESI, LLC, Sr. Notes, 8.875% due 5/15/11	196,650

			1,041,775

Oil & Gas — 0.7%
200,000	B	Exco Resources Inc., 7.250% due 1/15/11	212,000
225,000	B	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	248,625
123,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	141,142
202,000	Aa3*	Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08	221,308
170,000	B	Plains Exploration & Production Co., L.P., Sr. Sub. Notes, Series B, 8.750% due 7/1/12	189,125
1,025,000	BBB+	Precision Drilling Corp., Notes, 5.625% due 6/1/14	1,074,629
250,000	B+	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	270,000
220,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	245,300
950,000	BBB	Valero Energy Corp., Notes, 7.500% due 4/15/32	1,182,521
250,000	BB-	Vintage Petroleum, Sr. Notes, 8.250% due 5/1/12	276,250
185,000	BB+	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (e)	200,477

			4,261,377

		TOTAL ENERGY	5,303,152

FINANCIALS — 4.9%
Banks — 1.7%
900,000	BBB-	Astoria Financial Corp., Notes, 5.750% due 10/15/12	940,463
1,000,000	Baa2*	Banco Mercantil del Norte SA, Sub. Notes, 5.875% due 2/17/14 (e)	1,022,500
1,000,000	A+	Bank One Corp., Notes, 6.875% due 8/1/06	1,049,988
1,000,000	A-	BB&T Corp., Sub. Notes, 6.375% due 6/30/05 (f)	1,013,815
1,000,000	A1*	Household Finance Corp., Notes, 8.000% due 7/15/10	1,173,432
750,000	BBB	Independence Community Bank, Notes, 3.500% due 6/20/13 (f)	721,892
1,250,000	CCC-	Ocwen Capital Trust I, Capital Securities, Guaranteed Notes, 10.875% due 8/1/27	1,281,250
1,225,000	A-	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (d)(e)	1,609,635
975,000	BBB-	Webster Bank, Sub. Notes, 5.875% due 1/15/13	1,029,129
1,250,000	AA-	Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (f)	1,270,622

			11,112,726

Diversified Financials — 2.4%
1,000,000	A+	American Express Co., Notes, 5.500% due 9/12/06	1,031,712
300,000	B-	BCP Caylux Holdings, Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (e)	334,500
100,000	B-	Borden U.S. Finance Corp., Sr. Secured Notes, 9.000% due 7/15/14 (e)	110,500
1,025,000	BBB-	Capital One Financial Corp., Sr. Notes, 5.750% due 9/15/10	1,086,031
1,250,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, 4.125% due 9/15/09	1,242,104
1,000,000	A-	Encana Holdings Financial Corp., 5.800% due 5/1/14	1,073,176
875,000	BBB-	Ford Motor Credit Corp., Notes, 7.250% due 10/25/11	932,344
1,500,000	AAA	General Electric Capital Corp., Notes, 2.581% due 6/22/07 (f)	1,501,577

See Notes to Financial Statements.

12        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Diversified Financials — 2.4% (continued)
$ 1,000,000	BBB	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	$1,005,487
1,250,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	1,251,139
1,465,000	A	Morgan Stanley, Notes, 4.750% due 4/1/14	1,444,798
1,500,000	A+	Nationwide Building Society, 4.250% due 2/1/10 (e)	1,502,337
1,000,000	A-	Pemex Finance Ltd., Sr. Notes, 9.030% due 2/15/11	1,151,935
225,000	B-	Riddell Bell Holdings Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (e)	232,875
1,250,000	A	SLM Corp., Medium-Term Notes, Series A, 5.625% due 8/1/33	1,297,178

			15,197,693

Insurance — 0.7%
1,500,000	A-	The Hartford Financial Services Group, Inc., Notes, 2.375% due 6/1/07	1,470,486
1,000,000	BBB	Infinity Property & Casualty Corp., Sr. Notes, Series B, 5.500% due 2/18/15	996,103
645,000	BB	Markel Capital Trust I, Capital Securities, Guaranteed Notes, Series B, 8.710% due 1/1/46	720,028
1,000,000	BBB+	Unitrin, Inc., Sr. Notes, 4.875% due 11/1/10	994,125

			4,180,742

Real Estate — 0.1%
660,000	B+	Host Marriott L.P., Notes, Series I, 9.500% due 1/15/07	717,750

		TOTAL FINANCIALS	31,208,911

HEALTHCARE — 1.1%
Healthcare Equipment & Supplies — 0.1%
325,000	B-	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14 (e)	351,812
225,000	B-	Medical Device Manufacturing Inc., 10.000% due 7/15/12 (e)	244,125
320,000	B1*	Sola International Inc., Notes, 6.875% due 3/15/08	323,681

			919,618

Healthcare Providers & Services — 0.8%
175,000	B-	Ameripath Inc., Guaranteed Notes, 10.500% due 4/1/13	183,750
100,000	B	Extendicare Health Services Inc., Guaranteed Notes, 9.500% due 7/1/10	111,500
		HCA Inc.:
900,000	BBB-	7.125% due 6/1/06	935,719
100,000	BB+	6.375% due 1/15/15	101,088
1,000,000	BBB	Humana Inc., 6.300% due 8/1/18	1,047,781
225,000	B-	National Mentor Inc., 9.625% due 12/1/12	237,375
		Tenet Healthcare Corp.:
25,000	B-	Notes, 9.875% due 7/1/14 (e)	26,062
450,000	B-	Sr. Notes, 7.375% due 2/1/13	416,250
1,130,000	A	UnitedHealth Group Inc., Notes, 4.125% due 8/15/09	1,126,289
998,000	A-	Wellpoint Health Networks Inc., Notes, 6.375% due 6/15/06	1,035,725

			5,221,539

Pharmaceuticals — 0.2%
225,000	BB-	Valeant Pharmaceuticals International, Sr. Notes, 7.000% due 12/15/11 (e)	236,250
1,250,000	A	Wyeth, Notes, 5.550% due 3/15/13	1,306,896

			1,543,146

		TOTAL HEALTHCARE	7,684,303

See Notes to Financial Statements.

13        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
INDUSTRIALS — 2.2%
Aerospace & Defense — 0.2%
$ 950,000	BBB-	Goodrich Corp., 7.500% due 4/15/08	$1,046,226
200,000	B+	Moog Inc., 6.250% due 1/15/15	203,500

			1,249,726

Airlines — 0.1%
		Continental Airlines Inc., Pass-Through Certificates:
98,315	BB	Series 2000-2, Class C, 8.312% due 10/2/12	78,175
510,000	B	Series D, 7.568% due 12/1/06	394,639
		United Air Lines Inc., Pass-Through Certificates:
162,820	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (g)	29,684
245,469	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (g)	69,368
		Series 2001-1:
105,000	NR	Class B, 6.932% due 9/1/11 (g)	36,542
230,000	NR	Class C, 6.831% due 9/1/08 (g)	18,887

			627,295

Building Products — 0.3%
200,000	B+	Ainsworth Lumber Co. Ltd., Sr. Notes, 7.250% due 10/1/12 (e)	201,000
90,000	B-	Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12	99,000
1,250,000	BBB+	Masco Corp., Notes, 6.500% due 8/15/32	1,423,301
150,000	B-	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	154,875

			1,878,176

Commercial Services & Supplies — 0.8%
100,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11(e)	105,250
485,000	BB-	Allied Waste North America Inc., Series B, Sr. Sub. Notes,
		8.500% due 12/1/08	508,038
270,000	NR	Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08	230,850
850,000	BBB	Centex Corp., 5.125% due 10/1/13	855,851
200,000	B	Hines Nurseries Inc., Sr. Notes, 10.250% due 10/1/11	219,500
225,000	B-	IMCO Recycling Inc., Sr. Secured Notes, Series A, 10.375% due 10/15/10	254,250
		Interface, Inc., Notes:
150,000	B-	10.375% due 2/1/10	173,250
50,000	CCC	9.500% due 2/1/14	54,500
225,000	B	Iron Mountain Inc., 8.625% due 4/1/13	239,062
235,000	BB-	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	253,800
		Service Corp. International:
250,000	BB-	Debentures, 7.875% due 2/1/13	268,750
		Notes:
535,000	BB-	6.875% due 10/1/07	561,750
610,000	BB-	6.500% due 3/15/08	629,062
595,000	B+	Stewart Enterprises Inc., Sr. Sub. Notes, 10.750% due 7/1/08	645,575

			4,999,488

Construction & Engineering — 0.3%
1,000,000	BBB-	M.D.C. Holdings, Inc., Sr. Notes, 5.500% due 5/15/13	1,024,969
680,000	BB-	Schuler Homes, Inc., Notes, 10.500% due 7/15/11	780,300
185,000	B+	Standard Pacific Corp, Sr. Sub. Notes, 9.250% due 4/15/12	215,525

			2,020,794

See Notes to Financial Statements.

14        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Diversified Manufacturing Operations — 0.0%
$ 100,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	$109,250

Industrial Conglomerates — 0.2%
1,500,000	AA	3M Co., Medium-Term Notes, Series C, 4.150% due 6/30/05 (d)	1,506,462

Machinery — 0.2%
95,000	BB-	Case Credit Corp. Notes, 6.750% due 10/21/07	97,375
200,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (e)	219,500
50,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (e)	51,375
195,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	214,012
375,000	B-	Mueller Holdings Inc., Sr. Discount Notes, step bond to yield 11.980% due 4/15/14 (f)	256,875
140,000	B+	NMHG Holding Co., Notes, 10.000% due 5/15/09	155,400

			994,537

Road & Rail — 0.1%
700,000	A	Union Pacific Corp., Series 2004-1, 5.404% due 7/2/25	721,144

		TOTAL INDUSTRIALS	14,106,872

INFORMATION TECHNOLOGY — 0.2%
Communications Equipment — 0.0%
225,000	B	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	223,312

Electronic Equipment & Instruments — 0.1%
650,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	691,460

Semiconductors — 0.1%
		Amkor Technology Inc.:
400,000	B	Sr. Notes, 7.125% due 3/15/11	358,000
160,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	155,200

			513,200

		TOTAL INFORMATION TECHNOLOGY	1,427,972

MATERIALS — 1.6%
Chemicals — 0.6%
250,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	271,875
190,000	Ba2*	Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11	211,375
200,000	B	Ethyl Corp., Sr. Notes, 8.875% due 5/1/10	221,000
1,305,000	CCC+	Huntsman International Holdings LLC, Sr. Discount Notes, zero coupon due 12/31/09	738,956
290,000	BB-	ISP Chemco, Sr. Sub. Notes, Series B, 10.250% due 7/1/11	324,800
385,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	421,575
283,000	NR	Key Plastics, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (b)(g)	354
335,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	395,300
135,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	160,144
80,000	B-	OM Group Inc., Notes, 9.250% due 12/15/11	85,600
225,000	B-	Resolution Performance Products LLC, Sr. Notes, 9.500% due 4/15/10	244,688
		Rhodia, Sr. Sub. Notes:
50,000	CCC+	10.250% due 6/1/10 (e)	57,125
250,000	CCC+	8.875% due 6/1/11 (e)	257,500
35,000	B+	Terra Capital Inc., Sr. Notes, 12.875% due 10/15/08	43,225
130,000	B+	Westlake Chemical Corp., 8.750% due 7/15/11	145,275

			3,578,792

See Notes to Financial Statements.

15        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Construction Materials — 0.1%
		The Williams Cos. Inc., Notes:
$ 50,000	B+	7.625% due 7/15/19	$55,750
550,000	B+	8.750% due 3/15/32	662,750

			718,500

Containers & Packaging — 0.4%
250,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, Series B, 11.000% due 2/15/13	270,000
205,000	B-	Berry Plastics Corp., 10.750% due 7/15/12	234,725
225,000	B	Huntsman Advanced Materials LLC, Sr. Secured 2nd Lien Notes, 11.000% due 7/15/10 (e)	265,500
750,000	BB-	Owens-Brockway Glass Container Inc., Secured Notes, 8.875% due 2/15/09	814,688
95,000	B-	Pliant Corp., Sr. Sub. Notes, 13.000% due 6/1/10	93,575
335,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (e)	364,921
350,000	B	Stone Container Finance Co. – Canada, Sr. Notes, 7.375% due 6/15/14 (e)	362,250
265,000	B-	Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10	245,788

			2,651,447

Metals & Mining — 0.1%
150,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	154,500
114,000	B	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14 (e)	141,075
375,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	460,536
225,000	B+	Wolverine Tube Inc., Notes, 10.500% due 4/1/09	240,750

			996,861

Paper & Forest Products — 0.4%
215,000	BB	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	217,150
		Appleton Papers Inc., Guaranteed Sr. Notes, Series B:
50,000	BB-	8.125% due 6/15/11	53,000
175,000	B+	9.750% due 6/15/14 (e)	189,000
100,000	B-	Blue Ridge Paper Products Inc., Sr. Notes, 9.500% due 12/15/08	98,500
		Buckeye Technologies Inc., Sr. Sub. Notes:
15,000	B	9.250% due 9/15/08	15,075
645,000	B	8.000% due 10/15/10	649,838
1,000,000	BBB-	Domtar Inc., Notes, 5.375% due 12/1/13	985,847
100,000	B	MDP Acquisitions PLC, 9.625% due 10/1/12	111,000

			2,319,410

		TOTAL MATERIALS	10,265,010

TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 0.8%
455,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 16.193% due 2/1/10 (b)(g)	46
100,000	B+	Intelstat Bermuda Ltd., step bond to yield 9.254% due 1/15/12 (e)	103,500
625,000	B-	Lucent Technologies, Debentures, 6.450% due 3/15/29	560,938
500,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	509,375
50,000	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (e)	55,875
125,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (e)	136,562
380,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (e)	434,150
		Qwest Services Corp., Notes:
200,000	B	14.000% due 12/15/10 (e)	238,500
313,000	CCC+	14.500% due 12/15/14 (e)	393,598
250,000	CCC+	Spectrasite Inc., Sr. Notes, 8.250% due 5/15/10	268,125

See Notes to Financial Statements.

16        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Diversified Telecommunication Services — 0.8% (continued)
$ 1,000,000	BBB-	Sprint Capital Corp., Sr. Notes, 6.875% due 11/15/28	$1,121,743
1,000,000	BBB+	Telecom Italia Capital, Notes, Class B, 5.250% due 11/15/13 (e)	1,020,439

			4,842,851

Wireless Telecommunication Services — 0.9%
193,000	CCC	Alamosa (Delaware), Inc., Sr. Discount Notes, step bond to yield 11.437% due 7/31/10	208,922
81,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	85,556
1,525,000	BBB	Cingular Wireless LLC, Sr. Notes, 8.750% due 3/1/31 (d)	2,103,956
		Crown Castle International Corp., Sr. Notes:
45,000	CCC	10.750% due 8/1/11	48,825
200,000	CCC	7.500% due 12/1/13 (e)	213,250
475,000	BB	Nextel Communications Inc., Sr. Notes, 7.375% due 8/1/15	526,062
202,000	CCC+	Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09	227,250
250,000	CCC-	SBA Communications Corp., 8.500% due 12/1/12 (e)	261,562
800,000	CCC	Ubiquitel Operating Co., 9.875% due 3/1/11	886,000
1,250,000	A	Vodafone Group PLC, Notes, 6.250% due 11/30/32	1,409,015

			5,970,398

		TOTAL TELECOMMUNICATION SERVICES	10,813,249

UTILITIES — 0.9%
Electric Utilities — 0.8%
		The AES Corp., Sr. Notes:
75,000	B-	9.500% due 6/1/09	84,375
400,000	B-	7.750% due 3/1/14	425,500
75,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	86,714
		Calpine Corp.:
250,000	B	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (e)	197,500
		Sr. Notes:
195,000	CCC+	8.750% due 7/15/07	159,412
250,000	B	8.750% due 7/15/13 (e)	191,250
750,000	BBB+	Dominion Resources, Inc., Sr. Notes, Series B, 6.250% due 6/30/12	825,477
1,000,000	BBB	Duke Energy Corp., Bonds, 6.450% due 10/15/32	1,110,629
		Edison Mission Energy, Sr. Notes:
380,000	B	10.000% due 8/15/08	440,800
75,000	B	9.875% due 4/15/11	88,031
25,000	B+	MCI Inc., 8.735% due 5/1/14	27,406
450,000	B+	NRG Energy Inc., Secured Notes, 8.000% due 12/15/13 (e)	487,125
210,000	B-	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	263,550
425,000	B	Reliant Resources, Inc., Sr. Secured Notes, 9.500% due 7/15/13	478,125

			4,865,894

Water Utilities — 0.1%
1,000,000	BBB+	United Utilities PLC, Notes, 4.550% due 6/19/18	927,906

		TOTAL UTILITIES	5,793,800

		TOTAL CORPORATE BONDS & NOTES (Cost — $113,603,273)	119,791,014

CONVERTIBLE CORPORATE BONDS & NOTES — 0.0%
INFORMATION TECHNOLOGY — 0.0%
Electronic Equipment & Instruments — 0.0%
45,000	B	Sanmina Corp., Sub. Debentures, zero coupon due 9/12/20 (Cost — $23,313)	23,738

See Notes to Financial Statements.

17        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
ASSET-BACKED SECURITIES — 1.7%
$ 2,750,745	D	Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Class D, 10.875% due 3/15/12 (b)(g)	$0
2,000,000	AAA	Americredit Automobile Receivables Trust, Series 2004-AF, Class A4, 2.870% due 2/7/11 (d)	1,978,107
1,875,000	AAA	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23 (d)(f)	2,009,634
2,075,000	AAA	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09 (d)(f)	2,110,726
2,325,000	AAA	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32 (d)	2,284,091
2,163,044	AAA	Household Automotive Trust, Series 2003-1, Class A3, 1.730% due 12/17/07 (d)	2,149,355
592,461	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A-2, 1.870% due 2/25/33 (d)(f)	594,664

		TOTAL ASSET-BACKED SECURITIES (Cost — $14,085,862)	11,126,577

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 15.1%
U.S. Government Agencies — 11.0%
2,500,000		Federal Home Loan Bank (FHLB), 6.625% due 11/15/10	2,818,410
		Federal Home Loan Mortgage Corp. (FHLMC):
2,615,510		4.000% due 12/1/07	2,619,403
3,500,000		5.000% due 2/15/20 (h)(i)	3,554,687
2,000,000		5.000% due 2/10/35 (h)(i)	1,997,500
4,900,000		5.500% due 2/10/35 (h)(i)	4,994,937
3,500,000		6.000% due 2/10/35 (h)(i)	3,617,033
		Federal National Mortgage Association (FNMA):
5,000,000		4.500% due 2/15/20 (h)(i)	4,992,190
1,500,000		5.000% due 2/15/20 (h)(i)	1,523,907
2,050,000		5.500% due 2/15/20 (h)(i)	2,114,702
627,412		6.500% due 4/1/29	657,499
730,719		6.500% due 5/1/29	765,760
128,750		8.500% due 10/1/30	140,318
1,906,607		7.500% due 7/1/32	2,041,891
1,952,864		5.000% due 3/1/34 (d)	1,953,696
5,240,695		5.000% due 3/1/34 (d)	5,242,925
8,000,000		5.500% due 2/10/35 (h)(i)	8,147,504
6,000,000		6.000% due 2/10/35 (h)(i)	6,196,872
6,000,000		6.500% due 2/10/35 (h)(i)	6,279,372
1,500,000		Sub. Benchmark Notes, 6.250% due 2/1/11 (d)	1,646,177
		Government National Mortgage Association (GNMA):
375,720		7.000% due 2/15/24	400,866
2,507,210		7.000% due 7/15/31	2,673,099
2,000,000		5.000% due 2/16/35 (h)(i)	2,013,124
4,000,000		5.500% due 2/16/35 (h)(i)	4,103,752

			70,495,624

U.S. Treasury Obligations — 4.1%
		U.S. Treasury Bonds:
2,900,000		7.250% due 5/15/16 (d)	3,664,536
2,200,000		8.750% due 8/15/20	3,234,000
78,000		6.625% due 2/15/27	98,920
4,350,000		5.500% due 8/15/28 (d)	4,863,674

See Notes to Financial Statements.

18        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Treasury Obligations — 4.1% (continued)
	U.S. Treasury Notes:
$ 4,500,000	5.750% due 11/15/05 (d)	$4,600,022
9,242,000	3.250% due 1/15/09 (d)	9,138,397
480,000	4.750% due 5/15/14	503,194
345,000	4.250% due 8/15/14	348,302

		26,451,045

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $96,091,930)	96,946,669

SOVEREIGN DEBT — 0.4%
Canada — 0.2%
1,225,000	Province of Ontario, Notes, 3.282% due 3/28/08	1,205,129

Supranational — 0.2%
1,200,000	Corporación Andina de Fomento, Notes, 6.875% due 3/15/12	1,353,617

	TOTAL SOVEREIGN DEBT (Cost — $2,436,466)	2,558,746

WARRANTS
WARRANTS (a) — 0.0%
FINANCIALS — 0.0%
Diversified Financials — 0.0%
505	Merrill Corp., Class B Shares, Expire 5/1/09 (b)(e)	0

INDUSTRIALS — 0.0%
Containers & Packaging — 0.0%
95	Pliant Corp., Expire 6/1/10 (e)	1

INFORMATION TECHNOLOGY — 0.0%
Technology — 0.0%
505	Cybernet Internet Services Intl., Expire 7/1/09 (b)(e)	0
1,815	Netco Government Services Inc., Expire 3/1/05	18

		18

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
455	GT Group Telecom Inc., Expire 2/1/10 (b)(e)	0
485	IWO Holdings Inc., Expire 1/15/11 (b)(e)	0

		0

	TOTAL WARRANTS (Cost — $216,189)	19

	SUB-TOTAL INVESTMENTS (Cost — $543,700,251)	610,865,189

See Notes to Financial Statements.

19        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS — 12.4%
$25,025,000	Interest in $1,174,865,000 joint tri-party repurchase agreement dated 1/31/05 with UBS Securities LLC, 2.500% due 2/1/05; Proceeds at maturity —$25,026,738; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.875% due 3/15/05 to 8/6/38; Market value — $25,525,579)	$25,025,000
54,847,000	State Street Bank & Trust Co. dated 1/31/05, 2.300% due 2/1/05; Proceeds at maturity — $54,850,504; (Fully collateralized by U.S. Treasury Bonds, 12.000% due 8/15/13; Market value — $54,847,000)	54,847,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $79,872,000)	79,872,000

	TOTAL INVESTMENTS — 107.5% (Cost — $623,572,251**)	690,737,189
	Liabilities in Excess of Other Assets — (7.5)%	(48,310,388)

	TOTAL NET ASSETS — 100.0%	$642,426,801

(a)	Non-income producing security.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(d)	All or a portion of this security has been segregated as collateral for mortgage dollar roll transactions.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.
(f)	Interest rate shown reflects current rate on instruments with variable rates.
(g)	Security is in default.
(h)	Security is issued on a to-be-announced (“TBA”) basis (Note 1).
(i)	Security acquired under mortgage dollar roll agreement (Notes 1 and 3).
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

See pages 21 and 22 for definitions of ratings.

See Notes to Financial Statements.

20        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC and C

—   Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa

—   Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa

—   Bonds rated “Aa” are judged to be of the high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—   Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa

—   Bonds rated “Baa” are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

21        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Ba

—   Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

—   Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	— Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

22        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	January 31, 2005

ASSETS:
Investments, at value (Cost — $543,700,251)	$610,865,189
Repurchase agreements, at value (Cost — $79,872,000)	79,872,000

Total investments, at value (Cost — $623,572,251)	690,737,189
Cash	342
Dividends and interest receivable	3,139,333
Receivable for securities sold	2,156,126
Receivable for Fund shares sold	406,898
Receivable from affiliate	49,700
Prepaid expenses	100,723

Total Assets	696,590,311

LIABILITIES:
Payable for securities purchased	53,038,932
Payable for Fund shares reacquired	550,431
Investment advisory fee payable	156,498
Transfer agency service fees payable	140,824
Administration fee payable	114,446
Distribution plan fees payable	70,220
Deferred dollar roll income	33,544
Trustees’ fees payable	18,563
Accrued expenses	40,052

Total Liabilities	54,163,510

Total Net Assets	$642,426,801

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$51,633
Capital paid in excess of par value	695,895,767
Undistributed net investment income	1,016,344
Accumulated net realized loss from investment transactions	(121,701,683)
Net unrealized appreciation of investments and foreign currencies	67,164,740

Total Net Assets	$642,426,801

Shares Outstanding:
Class A	42,061,034

Class B	4,774,769

Class C	4,608,680

Class O	188,153

Net Asset Value:
Class A (and redemption price)	$12.45

Class B *	$12.41

Class C *	$12.42

Class O *	$12.41

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$13.11

*	Redemption price is NAV of Class B, C and O shares reduced by a 5.00%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

23        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended January 31, 2005

INVESTMENT INCOME:
Interest	$6,686,509
Dividends	4,834,780
Less: Foreign withholding tax	(6,044)

Total Investment Income	11,515,245

EXPENSES:
Investment advisory fee (Note 2)	1,449,296
Distribution plan fees (Notes 2 and 4)	1,157,879
Administration fee (Note 2)	644,132
Transfer agency service fees (Notes 2 and 4)	372,867
Custody	41,691
Shareholder communications (Note 4)	35,295
Audit and legal	27,197
Registration fees	23,837
Trustees’ fees	8,311
Other	3,520

Total Expenses	3,764,025
Less: Investment advisory fee waiver (Notes 2 and 8)	(774,239)

Net Expenses	2,989,786

Net Investment Income	8,525,459

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES (NOTE 1):
Realized Gain From:
Investment transactions	3,357,073
Foreign currency transactions	466

Net Realized Gain	3,357,539

Net Change in Unrealized Appreciation/Depreciation From:
Investments	25,600,110
Foreign currencies	10

Net Change in Unrealized Appreciation/Depreciation	25,600,120

Increase from Payment by Affiliate (Note 2)	49,700

Net Gain on Investments and Foreign Currencies	29,007,359

Increase in Net Assets From Operations	$37,532,818

See Notes to Financial Statements.

24        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2005 (unaudited)

and the Year Ended July 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$8,525,459	$13,818,520
Net realized gain	3,357,539	42,303,645
Net change in unrealized appreciation/depreciation	25,600,120	8,258,495
Increase from payment by affiliate	49,700	—

Increase in Net Assets From Operations	37,532,818	64,380,660

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(8,609,565)	(15,359,575)

Decrease in Net Assets From Distributions to Shareholders	(8,609,565)	(15,359,575)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	24,908,760	93,789,040
Net asset value of shares issued for reinvestment of distributions	7,293,698	13,050,124
Cost of shares reacquired	(48,970,337)	(94,553,449)

Increase (Decrease) in Net Assets From Fund Share Transactions	(16,767,879)	12,285,715

Increase in Net Assets	12,155,374	61,306,800

NET ASSETS:
Beginning of period	630,271,427	568,964,627

End of period*	$642,426,801	$630,271,427

* Includes undistributed net investment income of:	$1,016,344	$1,100,450

See Notes to Financial Statements.

25        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.90		$10.97		$10.18	$12.74		$14.83	$13.86

Income (Loss) From Operations:
Net investment income	0.17		0.27		0.28	0.35	(3)	0.43	0.45
Net realized and unrealized gain (loss)	0.55		0.96		0.80	(2.53	)(3)	(1.99)	1.00

Total Income (Loss) From Operations	0.72		1.23		1.08	(2.18)		(1.56)	1.45

Less Distributions From:
Net investment income	(0.17)		(0.30)		(0.29)	(0.38)		(0.48)	(0.40)
Net realized gains	—		—		—	—		(0.05)	(0.08)

Total Distributions	(0.17)		(0.30)		(0.29)	(0.38)		(0.53)	(0.48)

Net Asset Value, End of Period	$12.45		$11.90		$10.97	$10.18		$12.74	$14.83

Total Return(4)	6.09	%‡(5)	11.28%		10.85%	(17.40)%		(10.73)%	10.62%

Net Assets, End of Period (millions)	$524		$522		$502	$519		$709	$436

Ratios to Average Net Assets:
Expenses	0.82	%†(6)	0.93	%(6)	1.05%	1.11%		1.02%	1.04%
Net investment income	2.75	†	2.30		2.72	3.01	(3)	3.04	3.10

Portfolio Turnover Rate*	19%		74%		50%	40%		63%	43%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, amounts for Class A shares, respectively, would have been $0.36 for net investment income, $(2.54) for net realized and unrealized loss, and 3.12% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.
(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(6)	The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005 and the year ended July 31, 2004. If such fees were not waived, the annualized expense ratios would have been 1.06% and 1.05%, respectively.
*	Excluding mortgage dollar roll transactions.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

26        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.86		$10.92		$10.13	$12.68		$14.78	$13.82

Income (Loss) From Operations:
Net investment income	0.14		0.22		0.23	0.28	(3)	0.34	0.37
Net realized and unrealized gain (loss)	0.55		0.96		0.79	(2.51	)(3)	(1.98)	1.01

Total Income (Loss) From Operations	0.69		1.18		1.02	(2.23)		(1.64)	1.38

Less Distributions From:
Net investment income	(0.14)		(0.24)		(0.23)	(0.32)		(0.41)	(0.34)
Net realized gains	—		—		—	—		(0.05)	(0.08)

Total Distributions	(0.14)		(0.24)		(0.23)	(0.32)		(0.46)	(0.42)

Net Asset Value, End of Period	$12.41		$11.86		$10.92	$10.13		$12.68	$14.78

Total Return(4)	5.85	%‡(5)	10.88%		10.26%	(17.82)%		(11.28)%	10.09%

Net Assets, End of Period (millions)	$59		$56		$46	$61		$129	$353

Ratios to Average Net Assets:
Expenses	1.33	%†(6)	1.33	%(6)	1.48%	1.67%		1.47%	1.55%
Net investment income	2.24	†	1.91		2.31	2.47	(3)	2.51	2.60

Portfolio Turnover Rate*	19%		74%		50%	40%		63%	43%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, amounts for Class B shares, respectively, would have been $0.29 for net investment income, $(2.52) for net realized and unrealized loss, 2.58% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.
(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(6)	The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005 and the year ended July 31, 2004. If such fees were not waived, the annualized expense ratios would have been 1.57% and 1.46%, respectively.
*	Excluding mortgage dollar roll transactions.
‡	Total return is not annualized, as it may not be representative of the return for the year.
†	Annualized.

See Notes to Financial Statements.

27        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.87		$10.95		$10.15	$12.70		$14.79	$13.83

Income (Loss) From Operations:
Net investment income	0.12		0.19		0.20	0.27	(4)	0.32	0.34
Net realized and unrealized gain (loss)	0.56		0.95		0.81	(2.53	)(4)	(1.98)	1.01

Total Income (Loss) From Operations	0.68		1.14		1.01	(2.26)		(1.66)	1.35

Less Distributions From:
Net investment income	(0.13)		(0.22)		(0.21)	(0.29)		(0.38)	(0.31)
Net realized gains	—		—		—	—		(0.05)	(0.08)

Total Distributions	(0.13)		(0.22)		(0.21)	(0.29)		(0.43)	(0.39)

Net Asset Value, End of Period	$12.42		$11.87		$10.95	$10.15		$12.70	$14.79

Total Return(5)	5.74	%‡(6)	10.43%		10.10%	(18.02)%		(11.44)%	9.87%

Net Assets, End of Period (millions)	$57		$50		$18	$17		$21	$15

Ratios to Average Net Assets:
Expenses	1.55	%†(7)	1.66	%(7)	1.80%	1.81%		1.73%	1.80%
Net investment income	2.02	†	1.60		1.97	2.31	(4)	2.34	2.34

Portfolio Turnover Rate*	19%		74%		50%	40%		63%	43%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended January 31, 2005 (unaudited).
(4)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, amounts for Class C respectively, would have been $0.28 for net investment income, $(2.54) for net realized and unrealized loss, and 2.42% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.
(6)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(7)	The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005 and the year ended July 31, 2004. If such fees were not waived, the annualized expense ratios would have been 1.79% and 1.80%, respectively.
*	Excluding mortgage dollar roll transactions.
‡	Total return is not annualized, as it may not be representative for the total return for the year.
†	Annualized.

See Notes to Financial Statements.

28        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class O Shares(1)	2005(2)		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.86		$10.93		$10.14	$12.69		$14.79	$13.83

Income (Loss) From Operations:
Net investment income	0.14		0.22		0.23	0.30	(3)	0.37	0.37
Net realized and unrealized gain (loss)	0.55		0.96		0.80	(2.52	)(3)	(2.00)	1.01

Total Income (Loss) From Operations	0.69		1.18		1.03	(2.22)		(1.63)	1.38

Less Distributions From:
Net investment income	(0.14)		(0.25)		(0.24)	(0.33)		(0.42)	(0.34)
Net realized gains	—		—		—	—		(0.05)	(0.08)

Total Distributions	(0.14)		(0.25)		(0.24)	(0.33)		(0.47)	(0.42)

Net Asset Value, End of Period	$12.41		$11.86		$10.93	$10.14		$12.69	$14.79

Total Return(4)	5.88	%‡(5)	10.82%		10.37%	(17.73)%		(11.19)%	10.13%

Net Assets, End of Period (millions)	$2		$2		$3	$3		$4	$6

Ratios to Average Net Assets:
Expenses	1.27	%†(6)	1.37	%(6)	1.51%	1.50%		1.39%	1.53%
Net investment income	2.31	†	1.86		2.28	2.62	(3)	2.64	2.62

Portfolio Turnover Rate*	19%		74%		50%	40%		63%	43%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, amounts for Class O shares, respectively, would have been $0.32 for net investment income, $(2.54) for net realized and unrealized loss, and 2.73% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.
(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 5.80%.
(6)	The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005 and the year ended July 31, 2004. If such fees were not waived, the annualized expense ratios would have been 1.51% and 1.50%, respectively.
*	Excluding mortgage dollar roll transactions.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

29        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Smith Barney Dividend and Income Fund (“Fund”), a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in over-the-counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and

30        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(f) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest Income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend or as soon as practical after the fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

(h) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

(i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

31        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Effective September 29, 2003, SBFM implemented an investment advisory fee waiver such that the expense ratio for Class A shares does not exceed 0.90% of the average daily net assets of the class. During the six months ended January 31, 2005, SBFM voluntarily waived a total of $774,239 of its investment advisory fee. This waiver is expected to be terminated on September 29, 2005.

During the six months ended January 31, 2005, SBFM reimbursed the Fund in the amount of $49,700 for losses incurred resulting from an investment transaction error.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended January 31, 2005, the Fund paid transfer agent fees of $323,415 to CTB. In addition, for the six months ended January 31, 2005, the Fund also paid $465 to other Citigroup affiliates for shareholder recordkeeping services.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum initial sales charges of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C and O shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2005, CGM received sales charges of approximately $136,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$0*	$60,000	$6,000

*	This amount represents less than $1,000.

For the year ended January 31, 2005, CGM and its affiliates received brokerage commissions of $2,412.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended January 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

Purchases	$102,103,131

Sales	113,759,946

32        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$81,126,449
Gross unrealized depreciation	(13,961,511)

Net unrealized appreciation	$67,164,938

During the six months ended January 31, 2005, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $264,014,516. For the six months ended January 31, 2005, the Fund recorded interest income of $709,180 related to such transactions.

At January 31, 2005, the Fund held securities under outstanding mortgage dollar rolls with a total cost of $43,094,863.

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B, C and O shares calculated at the annual rate of 0.25% of the average daily net assets of each class, respectively. In addition, the Fund pays a distribution fee with respect to its Class B, C and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively. For the six months ended January 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C	Class O
Rule 12b-1 Distribution Plan Fees	$662,330	$216,645	$270,562	$8,342

For the six months ended January 31, 2005, total Transfer Agency Service fees were as follows:

	Class A	Class B	Class C	Class O
Transfer Agency Service Fees	$309,363	$35,488	$26,708	$1,308

For the six months ended January 31, 2005, total Shareholder Communications expenses were as follows:

	Class A	Class B	Class C	Class O
Shareholder Communications Expenses	$28,163	$4,703	$2,206	$223

5.	Distributions Paid to Shareholders by Class

	Six Months Ended January 31, 2005	Year Ended July 31, 2004
Net Investment Income
Class A	$7,351,942	$13,470,222
Class B	663,233	1,094,740
Class C*	566,410	742,872
Class O	27,980	51,741

Total	$8,609,565	$15,359,575

*	On April 29, 2004, Class L shares were renamed as Class C shares.

33        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At January 31, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2005		Year Ended July 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	765,643	$9,339,771	3,117,996	$36,390,047
Shares issued on reinvestment	513,865	6,275,025	982,618	11,518,655
Shares reacquired	(3,068,957)	(37,541,673)	(6,059,181)	(71,142,297)

Net Decrease	(1,789,449)	$(21,926,877)	(1,958,567)	$(23,233,595)

Class B
Shares sold	565,164	$6,890,820	2,083,027	$24,239,671
Shares issued on reinvestment	43,585	530,796	74,708	875,344
Shares reacquired	(581,873)	(7,076,204)	(1,607,313)	(18,681,514)

Net Increase	26,876	$345,412	550,422	$6,433,501

Class C*
Shares sold	712,168	$8,671,907	2,854,348	$33,159,322
Shares issued on reinvestment	38,214	466,120	52,131	615,136
Shares reacquired	(343,548)	(4,191,349)	(367,521)	(4,332,320)

Net Increase	406,834	$4,946,678	2,538,958	$29,442,138

Class O
Shares sold	516	$6,262	—	—
Shares issued on reinvestment	1,787	21,757	3,234	$40,989
Shares reacquired	(13,165)	(161,111)	(34,046)	(397,318)

Net Decrease	(10,862)	$(133,092)	(30,812)	$(356,329)

*	On April 29, 2004, Class L shares were renamed as Class C shares.

7.	Capital Loss Carryforward

At July 31, 2004, the Fund had, for Federal income tax purposes, approximately $125,004,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on July 31 of the year indicated:

	2010	2011
Carryforward Amounts	$56,951,000	$68,053,000

8.	Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), and affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom

34        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

are former employees of CAM, that the SEC staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

9.	Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc. (the “Advisers”), substantially all of the mutual funds managed by the Advisers; including the fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

35        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

36        Smith Barney Dividend and Income Fund      |      2005 Semi-Annual Report

SMITH BARNEY

DIVIDEND AND INCOME FUND

TRUSTEES

Lee Abraham

Jane F. Dasher

R. Jay Gerken, CFA

Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer

and Treasurer

Harry D. Cohen

Vice President and

Investment Officer

Gerald J. Culmone

Vice President and
Investment Officer

Scott K. Glasser

Vice President and

Investment Officer

Peter J. Wilby, CFA

Vice President and Investment Officer

OFFICERS (cont’d.)

Andrew Beagley

Chief Anti-Money Laundering Compliance Officer and

Chief Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT ADVISER AND ADMINISTRATOR

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Income Funds

Smith Barney Dividend and Income Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Income Funds —Smith Barney Dividend and Income Fund, but it may also be used as sales literature. It is not for distribution to prospective investors unless accompanied by a current Prospectus.

SMITH BARNEY DIVIDEND AND INCOME FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before investing.

www.smithbarneymutualfunds.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD2175 3/05         05-8036

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Not applicable. (b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Income Funds

Date:	April 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Income Funds

Date:	April 7, 2005

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Income Funds

Date:	April 7, 2005